UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22926

Elkhorn ETF Trust
(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL  60187
(Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL  60187
(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL  60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Schedule of Investments
Elkhorn S&P 500 Capital Expenditures Portfolio
June 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.8%
Aerospace & Defense—1.0%
Textron, Inc.	560	$ 24,993

Air Freight & Logistics—1.9%
C.H. Robinson Worldwide, Inc.	360	22,460
Expeditors International of Washington, Inc.	550	25,358
Total Air Freight & Logistics		47,818
Auto Components—1.0%
Johnson Controls, Inc.	507	25,112

Banks—5.4%
Fifth Third Bancorp	1,345	28,003
Huntington Bancshares, Inc.	2,322	26,262
KeyCorp	1,809	27,171
M&T Bank Corp.	207	25,860
People's United Financial, Inc.	1,698	27,525
Total Banks		134,821
Beverages—1.0%
Monster Beverage Corp.*	186	24,928

Biotechnology—2.2%
Biogen, Inc.*	60	24,236
Gilead Sciences, Inc.	257	30,090
Total Biotechnology		54,326
Capital Markets—6.2%
Affiliated Managers Group, Inc.*	119	26,013
Ameriprise Financial, Inc.	200	24,986
BlackRock, Inc.	69	23,873
Franklin Resources, Inc.	496	24,319
Goldman Sachs Group, Inc. (The)	133	27,769
Morgan Stanley	708	27,463
Total Capital Markets		154,423
Chemicals—2.0%
Mosaic Co. (The)	558	26,142
Praxair, Inc.	210	25,106
Total Chemicals		51,248
Commercial Services & Supplies—2.0%
Cintas Corp.	313	26,477
Tyco International PLC (Ireland)	597	22,972
Total Commercial Services & Supplies		49,449
Communications Equipment—3.2%
F5 Networks, Inc.*	226	27,199
Juniper Networks, Inc.	1,101	28,593
QUALCOMM, Inc.	382	23,925
Total Communications Equipment		79,717

Investments	Shares	Value
Consumer Finance—2.1%
Capital One Financial Corp.	320	$ 28,150
Discover Financial Services	447	25,756
Total Consumer Finance		53,906
Containers & Packaging—1.0%
MeadWestvaco Corp.	523	24,680

Diversified Financial Services—2.0%
Intercontinental Exchange, Inc.	111	24,821
McGraw Hill Financial, Inc.	246	24,710
Total Diversified Financial Services		49,531
Electric Utilities—1.9%
Entergy Corp.	329	23,195
NextEra Energy, Inc.	247	24,213
Total Electric Utilities		47,408
Electronic Equipment, Instruments & Components—0.9%
Corning, Inc.	1,164	22,966

Energy Equipment & Services—3.2%
Baker Hughes, Inc.	400	24,680
Cameron International Corp.*	558	29,222
Schlumberger Ltd. (Curacao)	298	25,685
Total Energy Equipment & Services		79,587
Food & Staples Retailing—1.9%
Sysco Corp.	673	24,295
Walgreens Boots Alliance, Inc.	293	24,741
Total Food & Staples Retailing		49,036
Food Products—1.0%
Archer-Daniels-Midland Co.	531	25,605

Gas Utilities—0.9%
AGL Resources, Inc.	513	23,885

Health Care Equipment & Supplies—3.1%
Edwards Lifesciences Corp.*	185	26,349
Medtronic PLC (Ireland)	336	24,898
St. Jude Medical, Inc.	380	27,767
Total Health Care Equipment & Supplies		79,014
Health Care Providers & Services—1.2%
Aetna, Inc.	239	30,463

Hotels, Restaurants & Leisure—1.1%
Darden Restaurants, Inc.	381	27,081

Household Products—1.0%
Clorox Co. (The)	232	24,133

See accompanying Notes to Schedule of Investments.

Schedule of Investments - continued
Elkhorn S&P 500 Capital Expenditures Portfolio
June 30, 2015 (Unaudited)

Investments	Shares	Value
Independent Power and Renewable Electricity Producers—0.9%
NRG Energy, Inc.	1,030	$ 23,566

Insurance—1.1%
Progressive Corp. (The)	957	26,633

Internet Software & Services—2.0%
Facebook, Inc., Class A*	312	26,759
VeriSign, Inc.*	382	23,577
Total Internet Software & Services		50,336
IT Services—2.0%
Cognizant Technology Solutions Corp., Class A*	411	25,108
Paychex, Inc.	520	24,378
Total IT Services		49,486
Life Sciences Tools & Services—2.1%
PerkinElmer, Inc.	501	26,373
Waters Corp.*	205	26,318
Total Life Sciences Tools & Services		52,691
Machinery—6.5%
Caterpillar, Inc.	319	27,057
Dover Corp.	359	25,195
Joy Global, Inc.	654	23,675
PACCAR, Inc.	409	26,098
Pall Corp.	257	31,984
Stanley Black & Decker, Inc.	265	27,888
Total Machinery		161,897
Media—4.8%
Interpublic Group of Cos., Inc. (The)	1,170	22,546
Scripps Networks Interactive, Inc., Class A	366	23,925
Time Warner, Inc.	301	26,310
Twenty-First Century Fox, Inc., Class A	752	24,474
Viacom, Inc., Class B	376	24,305
Total Media		121,560
Metals & Mining—3.1%
Allegheny Technologies, Inc.	854	25,791
Newmont Mining Corp.	1,163	27,167
Nucor Corp.	539	23,754
Total Metals & Mining		76,712
Multiline Retail—3.1%
Dollar General Corp.	338	26,276
Family Dollar Stores, Inc.	321	25,298
Target Corp.	309	25,224
Total Multiline Retail		76,798
Oil, Gas & Consumable Fuels—4.4%
Chesapeake Energy Corp.	1,700	18,989

Investments	Shares	Value
EOG Resources, Inc.	273	$ 23,901
Pioneer Natural Resources Co.	151	20,942
Range Resources Corp.	465	22,962
Southwestern Energy Co.*	1,065	24,207
Total Oil, Gas & Consumable Fuels		111,001
Pharmaceuticals—2.9%
Allergan PLC (Ireland)*	87	26,401
Endo International PLC (Ireland)*	274	21,824
Mallinckrodt PLC (Ireland)*	201	23,662
Total Pharmaceuticals		71,887
Real Estate Investment Trusts—3.0%
Equinix, Inc.	107	27,178
Equity Residential	329	23,086
Plum Creek Timber Co., Inc.	592	24,017
Total Real Estate Investment Trusts		74,281
Semiconductors & Semiconductor—6.1%
Altera Corp.	611	31,283
First Solar, Inc.*	423	19,873
Lam Research Corp.	352	28,635
NVIDIA Corp.	1,166	23,448
Texas Instruments, Inc.	451	23,231
Xilinx, Inc.	603	26,629
Total Semiconductors & Semiconductor		153,099
Software—2.3%
Adobe Systems, Inc.*	341	27,624
Electronic Arts, Inc.*	441	29,327
Total Software		56,951
Specialty Retail—2.0%
Lowe's Cos., Inc.	343	22,971
Tractor Supply Co.	300	26,982
Total Specialty Retail		49,953
Technology Hardware, Storage & Peripherals—3.5%
NetApp, Inc.	717	22,629
SanDisk Corp.	373	21,716
Seagate Technology PLC (Ireland)	481	22,847
Western Digital Corp.	273	21,409
Total Technology Hardware, Storage & Peripherals		88,601
Textiles, Apparel & Luxury Goods—1.8%
Fossil Group, Inc.*	303	21,016
VF Corp.	340	23,712
Total Textiles, Apparel & Luxury Goods		44,728
Thrifts & Mortgage Finance—1.0%
Hudson City Bancorp, Inc.	2,642	26,103

Total Investments—99.8%		2,500,413
(Cost $2,595,755)

See accompanying Notes to Schedule of Investments.

Schedule of Investments - continued
Elkhorn S&P 500 Capital Expenditures Portfolio
June 30, 2015 (Unaudited)

Investments	Value
Other Assets in Excess of Liabilities—0.2%	$ 4,243
Net Assets—100.0%	$ 2,504,656

*	Non-income producing security

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Total Investments	$2,595,755	$25,077	$(120,419)	$(95,342)

FAIR VALUE MEASUREMENT

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the comparable benchmark.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities*
Common Stocks	$2,500,413	$—	$—	$2,500,413

Total Investments in Securities	$2,500,413	$—	$—	$2,500,413

*	See the Schedule of Investments for breakout by security category.

For the period ended June 30, 2015, the Fund did not have any transfers between any Levels within the fair value hierarchy.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Elkhorn ETF Trust

By (Signature and Title)*        /s/ Benjamin T. Fulton
                                                    Benjamin T. Fulton, President and Chief Executive Officer
                                                    (principal executive officer)

Date  8/19/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Benjamin T. Fulton
                                                    Benjamin T. Fulton, President and Chief Executive Officer
                                                    (principal executive officer)

Date  8/19/15

By (Signature and Title)*       /s/ Philip L. Ziesemer
                                                   Philip L. Ziesemer, Chief Financial Officer
                                                   (principal financial officer)

Date  8/19/15

* Print the name and title of each signing officer under his or her signature.